UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ];                Amendment Number:
This Amendment (Check only one):            [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       Raiff Partners, Inc.
Address:                    152 West 57th Street
                            New York, NY  10019

Form 13F File Number:       28-5866


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Sheldon Brody
Title:      Chief Financial Officer
Phone:      212-247-6509

Signature, Place and Date of Signing:

/s/ Sheldon Brody              New York, NY           August 11, 2008

Report Type (Check only one):

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                                             3
Form 13F Information Table Entry Total                                        33
Form 13F Information Table Value Total:                     $180,475 (thousands)

List of Other Included Managers:

No.        Form 13F File No.                Name

01         28-5534                          Centurion Advisors, L.P.
02         28-5414                          Centurion Investment Group, L.P.
03         28-7106                          Centurion Investors, LLC

                             FORM 13F AS OF 06/30/08
                     REPORTING MANAGER: RAIFF PARTNERS, INC.

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            Column 1               Column 2       Column 3  Column 4            Column 5    Column 6   Column 7     Column 8

                                                             Fair
                                                             Market   Shares or             Invest-
                                    Title          Cusip     Value    Principal  SH/ PUT/    ment       Other     Voting Authority
         Name of Issuer           of Class         Number   x $1,000   Amount    PRN CALL  Discretion  Managers  Sole  Shared  None
----------------------------------------------------------------------------------------------------------------------------------

ALPHA NATURAL RESOURCES INC.         CS          02076X102   11,472   110,000     SH         DEFINED     1,2,3   110,000
ANADARKO PETE CORP                   CS          032511107   10,852   145,000     SH         DEFINED     1,2,3   145,000
ANNALY CAPITAL MANAGEMENT INC.       CS          035710409    3,102   200,000     SH         DEFINED     1,2,3   200,000
APPLE INC                            CS          037833100   25,953   155,000     SH         DEFINED     1,2,3   155,000
AT&T INC.                            CS          00206R102    3,369   100,000     SH         DEFINED     1,2,3   100,000
BARRICK GOLD CORP                    CS          067901108    2,275    50,000     SH         DEFINED     1,2,3    50,000
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER    096627104    1,762    75,000     SH         DEFINED     1,2,3    75,000
BURLINGTON NORTHERN SANTA FE         CS          12189T104    1,498    15,000     SH         DEFINED     1,2,3    15,000
CABOT OIL & GAS CORP                 CS          127097103    1,693    25,000     SH         DEFINED     1,2,3    25,000
CAPSTONE TURBINE CORP                CS          14067D102      419   100,000     SH         DEFINED     1,2,3   100,000
CHESAPEAKE ENERGY CORP               CS          165159104   11,213   170,000     SH         DEFINED     1,2,3   170,000
EASTMAN KODAK CO.                    CS          277461109      722    50,000     SH         DEFINED     1,2,3    50,000
ENERSYS                              CS          28275Y102    3,765   110,000     SH         DEFINED     1,2,3   110,000
FORDING CDN COAL TR                TR UNIT       345425102    5,259    55,000     SH         DEFINED     1,2,3    55,000
FREEPORT-MCMORAN COPPER              CS          35671D857    2,930    25,000     SH         DEFINED     1,2,3    25,000
HESS CORP                            CS          42809H107   13,881   110,000     SH         DEFINED     1,2,3   110,000
HORNBECK OFFSHORE SVCS INC           CS          440543106    4,238    75,000     SH         DEFINED     1,2,3    75,000
NABORS INDUSTRIES, LTD               SHS         G6359F103    8,123   165,000     SH         DEFINED     1,2,3   165,000
LINN ENERGY LLC                 UNIT LTD LIAB    536020100    1,864    75,000     SH         DEFINED     1,2,3    75,000
NEWMONT MINING CORP                  CS          651639106    5,477   105,000     SH         DEFINED     1,2,3   105,000
NOKIA CORP                      SPONSORED ADR    654902204      490    20,000     SH         DEFINED     1,2,3    20,000
PALL CORP                            CS          696429307      794    20,000     SH         DEFINED     1,2,3    20,000
PETROLEO BRASILEIRO S.A. PETRO  SPONSORED ADR    71654V408   13,458   190,000     SH         DEFINED     1,2,3   190,000
ROWAN COS INC.                       CS          779382100    1,403    30,000     SH         DEFINED     1,2,3    30,000
STILLWATER MNG CO                    CS          86074Q102    1,656   140,000     SH         DEFINED     1,2,3   140,000
TALISMAN ENERGY INC.                 CS          87425E103    4,975   224,800     SH         DEFINED     1,2,3   224,800
PROSHARES                      ULTRASHORT QQQ    74347R875    4,483   100,000     SH         DEFINED     1,2,3   100,000
PROSHARES                       REAL EST PRO     74347R552   16,275   155,000     SH         DEFINED     1,2,3   155,000
UNIVERSAL HEALTH RLTY INCM T     SH BEN INT      91359E105      789    26,300     SH         DEFINED     1,2,3    26,300
VALIDUS HOLDINGS LTD               COM SHS       G9319H102    2,125   100,000     SH         DEFINED     1,2,3   100,000
VECTOR GROUP LTD                     CS          92240M108    2,339   145,000     SH         DEFINED     1,2,3   145,000
WORLD WRESTLING ENTMT INC           CL A         98156Q108    1,547   100,000     SH         DEFINED     1,2,3   100,000
XTO ENERGY INC.                      CS          98385X106   10,277   150,000     SH         DEFINED     1,2,3   150,000
TOTAL PORTFOLIO                                             180,475
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